GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
GOODWILL AND INTANGIBLE ASSETS
Schedule of Intangible assets

	2021	2020
Licenses	1,448	1,570
Trade name and trademark	400	412
Patents	412	412
Organization costs	225	225
Total gross value	2,484	2,619
Accumulated amortization for licenses	(723)	(813)
Accumulated amortization for trade name and trademark	(397)	(409)
Accumulated amortization for patents	(412)	(412)
Accumulated amortization for organization costs	(225)	(225)
Less: Total accumulated amortization	(1,756)	(1,858)
Total	728	761

Schedule of Intangible assets, annual estimated amortization expense

December 31,
2021
2022	130
2023	118
2024	110
2025	101
2026	101
Total	561